Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 10,745		₨ 10,296
Due to creditors for expenses	4,503		3,375
Due to capital creditors	1,411		882
Trade and other current payables	₨ 16,659	$ 221	₨ 14,553